United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2008

Date of reporting period: 02/29/2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.90%)
Agriculture, Foods, & Beverage (10.37%)
Archer-Daniels-Midland Co.	3,477,500	$156,835,250
Campbell Soup Co.	92,000	2,970,680
Kellogg Co.	930,000	47,169,600
McCormick & Co. Inc.	428,600	14,765,270
PepsiCo Inc.	641,400	44,615,784
Sysco Corp.	1,109,800	31,140,988
The Coca-Cola Co.	1,027,300	60,055,958
The Hershey Co.	304,600	11,294,568
		368,848,098
Banks (5.79%)
Bank of America Corp.	1,048,527	41,668,463
M&T Bank Corp.	213,400	17,515,872
Northern Trust Corp.	460,500	31,143,615
Popular Inc.	1,724,503	19,038,513
Suntrust Banks Inc.	334,600	19,450,298
Wells Fargo & Co.	2,643,100	77,257,813
		206,074,574
Building Materials & Construction (2.05%)
Vulcan Materials Co.	1,039,200	72,847,920
Chemicals (7.97%)
Air Products & Chemicals Inc.	830,000	75,803,900
E.I. du Pont de Nemours & Co.	496,104	23,029,148
International Flavors &
Fragrances Inc.	561,000	24,195,930
Sigma-Aldrich Corp.	2,750,000	151,305,000
The Dow Chemical Co.	243,000	9,158,670
		283,492,648
Computer Software & Services (3.24%)
Automatic Data Processing Inc.	149,000	5,952,550
Microsoft Corp.	3,235,500	88,070,310
SAP AG	444,800	21,066,440
		115,089,300
Computers (5.91%)
Hewlett-Packard Co.	3,019,400	144,236,738
International Business
Machines Corp.	580,000	66,038,800
		210,275,538
Consumer & Marketing (6.43%)
AptarGroup Inc.	677,405	25,389,139
Colgate-Palmolive Co.	436,300	33,198,067
Nestle SA ADR	456,800	54,649,268
The Procter & Gamble Co.	1,741,755	115,269,346
		228,505,820

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Mfg. (8.39%)
Agilent Technologies Inc. (a)	548,071	$16,776,453
Applied Materials Inc.	1,662,700	31,873,959
Emerson Electric Co.	692,600	35,294,896
General Electric Co.	3,848,900	127,552,546
Intel Corp.	2,420,800	48,294,960
KLA-Tencor Corp.	247,200	10,384,872
Linear Technology Corp.	1,023,400	28,358,414
		298,536,100
Financial Services (1.17%)
Regions Financial Corp.	384,042	8,141,690
Wachovia Corp.	1,091,900	33,433,978
		41,575,668
Health Care (9.94%)
Abbott Laboratories	847,500	45,383,625
Eli Lilly & Co.	997,000	49,869,940
Johnson & Johnson	2,481,600	153,759,936
Medtronic Inc.	135,800	6,703,088
Merck & Co. Inc.	675,700	29,933,510
Pfizer Inc.	3,047,300	67,893,844
		353,543,943
Machinery & Manufacturing (4.96%)
3M Co.	542,800	42,555,520
Caterpillar Inc.	843,400	61,003,122
HNI Corp.	1,439,200	42,542,752
Illinois Tool Works Inc.	617,700	30,310,539
		176,411,933
Media & Broadcasting (2.80%)
Reuters Group PLC ADR	155,433	11,012,428
The Walt Disney Co.	2,728,640	88,435,223
		99,447,651
Mining & Metals (4.77%)
BHP Billiton PLC	941,859	30,501,953
Newmont Mining Corp.	36,700	1,877,939
Nucor Corp.	531,200	34,299,584
Rio Tinto PLC ADR	226,800	103,069,260
		169,748,736
Oil & Gas (16.13%)
Anadarko Petroleum Corp.	210,200	13,398,148
BG Group PLC	3,199,100	75,763,185
Bill Barrett Corp. (a)	1,032,400	47,841,416
BP PLC ADR	626,392	40,634,049
Chevron Corp.	1,060,000	91,859,600
Devon Energy Corp.	212,204	21,797,595
Exxon Mobil Corp.	2,615,200	227,548,552

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Royal Dutch Shell PLC ADR
Class A	516,300	$36,889,635
Spectra Energy Corp.	399,950	9,242,844
Tidewater Inc.	154,191	8,657,825
		573,632,849
Retailers (1.87%)
Wal-Mart Stores Inc.	1,339,100	66,405,969
Telecom & Telecom Equipment (6.17%)
ADC Telecommunications Inc. (a)	257,142	3,515,131
AT&T Inc.	2,140,534	74,554,799
Cisco Systems Inc. (a)	1,640,100	39,969,237
Corning Inc.	1,284,600	29,841,258
Motorola Inc.	792,000	7,896,240
Nokia Corp. ADR	1,181,100	42,531,411
Verizon Communications Inc.	582,500	21,156,400
		219,464,476
Transportation (0.44%)
Burlington Northern Santa Fe Corp.	179,200	15,730,176
Utilities & Energy (0.50%)
Duke Energy Corp.	1,010,500	17,724,170
Total Common Stocks
(cost $ 1,473,602,705)		3,517,355,569
Short-term Investments (0.65%)
JPMorgan Prime Money Market Fund	23,054,836	23,054,836
Total Short-term Investments
(cost $ 23,054,836)		23,054,836
TOTAL INVESTMENTS (99.55%)
(cost $ 1,496,657,541)		3,540,410,405
OTHER ASSETS, NET OF LIABILITIES (0.45%)		15,975,970
NET ASSETS (100.00%)		$3,556,386,375

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares	Value
Common Stocks (61.59%)
Agriculture, Foods, & Beverage (6.51%)
Archer-Daniels-Midland Co.	940,561	$42,419,301
Campbell Soup Co.	26,000	839,540
Kellogg Co.	310,000	15,723,200
PepsiCo Inc.	110,100	7,658,556
Sysco Corp.	165,300	4,638,318
The Coca-Cola Co.	205,000	11,984,300
The Hershey Co.	51,300	1,902,204
		85,165,419
Banks (3.72%)
Bank of America Corp.	210,504	8,365,429
Fifth Third Bancorp	56,600	1,296,140
M&T Bank Corp.	37,700	3,094,416
Northern Trust Corp.	104,700	7,080,861
Popular Inc.	346,689	3,827,447
Suntrust Banks Inc.	54,300	3,156,459
Wells Fargo & Co.	747,600	21,852,348
		48,673,100
Building Materials & Construction (0.86%)
Vulcan Materials Co.	160,200	11,230,020
Chemicals (4.65%)
Air Products & Chemicals Inc.	230,000	21,005,900
E.I. du Pont de Nemours & Co.	108,705	5,046,086
International Flavors &
Fragrances Inc.	120,000	5,175,600
Sigma-Aldrich Corp.	491,000	27,014,820
The Dow Chemical Co.	69,000	2,600,610
		60,843,016
Computer Software & Services (1.58%)
Automatic Data Processing Inc.	28,900	1,154,555
Microsoft Corp.	625,400	17,023,388
SAP AG	52,800	2,500,692
		20,678,635
Computers (4.07%)
Hewlett-Packard Co.	754,000	36,018,580
International Business Machines Corp.	152,100	17,318,106
		53,336,686
Consumer & Marketing (3.79%)
AptarGroup Inc.	113,100	4,238,988
Colgate-Palmolive Co.	21,200	1,613,108
Nestle SA ADR	101,000	12,083,135
The Procter & Gamble Co.	477,700	31,614,186
		49,549,417

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Mfg. (4.26%)
Agilent Technologies Inc. (a)	143,787	$4,401,320
Applied Materials Inc.	182,000	3,488,940
Emerson Electric Co.	78,800	4,015,648
General Electric Co.	796,300	26,389,382
Intel Corp.	592,500	11,820,375
KLA-Tencor Corp.	45,100	1,894,651
Linear Technology Corp.	130,100	3,605,071
Texas Instruments Inc.	6,300	188,748
		55,804,135
Financial Services (0.87%)
Regions Financial Corp.	67,213	1,424,916
Wachovia Corp.	327,620	10,031,724
		11,456,640
Health Care (6.07%)
Abbott Laboratories	92,000	4,926,600
Allergan Inc.	154,800	9,168,804
Eli Lilly & Co.	212,000	10,604,240
Johnson & Johnson	417,700	25,880,692
Medtronic Inc.	21,600	1,066,176
Merck & Co. Inc.	144,100	6,383,630
Pfizer Inc.	960,000	21,388,800
		79,418,942
Machinery & Manufacturing (3.05%)
3M Co.	124,600	9,768,640
Caterpillar Inc.	262,400	18,979,392
HNI Corp.	160,000	4,729,600
Illinois Tool Works Inc.	130,600	6,408,542
		39,886,174
Media & Broadcasting (4.03%)
CBS Corp. Class B	49,450	1,128,449
Lee Enterprises Inc. Class A	42,000	433,020
Lee Enterprises Inc. Class B (b)	42,000	433,020
Reuters Group PLC ADR	200,433	14,200,678
The Walt Disney Co.	1,065,995	34,548,898
Viacom Inc. Class B (a)	49,450	1,965,638
		52,709,703
Mining & Metals (4.81%)
Newmont Mining Corp.	29,200	1,494,164
Nucor Corp.	436,800	28,204,176
Rio Tinto PLC ADR	73,250	33,288,462
		62,986,802
Oil & Gas (8.17%)
BG Group PLC	256,800	6,081,706
Bill Barrett Corp. (a)	100,000	4,634,000
BP PLC ADR	115,786	7,511,038

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Chevron Corp.	288,000	$24,958,080
Devon Energy Corp.	76,170	7,824,182
Exxon Mobil Corp.	448,000	38,980,480
Royal Dutch Shell PLC ADR Class A	216,400	15,461,780
Spectra Energy Corp.	62,950	1,454,775
		106,906,041
Retailers (1.11%)
Home Depot Inc.	32,800	870,840
Wal-Mart Stores Inc.	276,700	13,721,553
		14,592,393
Telecom & Telecom Equipment (3.47%)
ADC Telecommunications Inc. (a)	147,542	2,016,899
AT&T Inc.	533,359	18,576,894
Cisco Systems Inc. (a)	282,800	6,891,836
Corning Inc.	372,300	8,648,529
Motorola Inc.	192,000	1,914,240
Nokia Corp. ADR	144,900	5,217,849
Verizon Communications Inc.	57,800	2,099,296
		45,365,543
Transportation (0.28%)
Burlington Northern Santa Fe Corp.	41,500	3,642,870
Utilities & Energy (0.29%)
Duke Energy Corp.	217,000	3,806,180
Total Common Stocks
(cost $ 317,833,344)		806,051,716
Corporate Bonds (20.58%)
Agriculture, Foods, & Beverage (2.29%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	3,048,591
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,027,490
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,172,819
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,236,268
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,054,710
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,216,981
Hershey Co.
5.300%, 09/01/2011	500,000	529,075
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,116,502

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Pepsico Inc.
5.150%, 05/15/2012	$2,000,000	$2,139,682
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,057,677
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,102,160
Kellogg Co.
5.125%, 12/03/2012	500,000	524,940
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,015,126
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,041,596
Hershey Co.
5.450%, 09/01/2016	500,000	514,362
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,042,146
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,114,478
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,028,860
		29,983,463
Automotive (0.26%)
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,899,827
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	539,911
		3,439,738
Banks (1.65%)
Bank of New York
5.050%, 03/03/2009	2,000,000	2,019,338
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	1,030,029
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	1,026,465
Wachovia Corp.
5.350%, 03/15/2011	750,000	778,957
Charter One Bank FSB
5.500%, 04/26/2011	1,500,000	1,557,708
Bank of America Corp.
5.375%, 08/15/2011	500,000	525,413
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	522,129
Bank of America Corp.
5.375%, 09/11/2012	500,000	524,802
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,588,912
Deutsche Bank AG London
5.375%, 10/12/2012	1,500,000	1,574,155
SunTrust Banks Inc.
5.250%, 11/05/2012	1,000,000	1,014,710

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wachovia Corp.
5.700%, 08/01/2013	$750,000	$778,268
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	517,840
US Bank NA
4.950%, 10/30/2014	1,500,000	1,512,592
Wachovia Bank NA
5.600%, 03/15/2016	750,000	739,993
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,042,966
5.300%, 03/15/2017	500,000	498,020
Wachovia Corp.
5.750%, 06/15/2017	750,000	758,905
Deutsche Bank AG London
6.000%, 09/01/2017	1,500,000	1,591,239
Suntrust Banks Inc.
6.000%, 09/11/2017	1,000,000	997,840
Wachovia Bank NA
6.000%, 11/15/2017	500,000	517,140
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	518,598
		21,636,019
Building Materials & Construction (0.24%)
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,099,510
Chemicals (0.56%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,187,083
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,104,025
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,014,073
		7,305,181
Commercial Service/Supply (0.04%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	513,641
Computers (0.51%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,059,961
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,583,205
4.500%, 03/01/2013	1,000,000	1,021,479
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,054,067
		6,718,712

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (1.49%)
Avery Dennison Corp.
5.900%, 12/01/2008	$5,000,000	$5,064,920
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,210,459
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,305,292
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,144,162
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,009,094
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,633,533
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,047,234
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,023,294
		19,437,988
Electronic/Electrical Mfg. (0.47%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,068,805
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,559,371
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,043,019
5.250%, 10/15/2018	500,000	515,608
		6,186,803
Financial Services (1.40%)
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,162,446
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,241,035
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	1,023,311
HSBC Finance Corp.
5.700%, 06/01/2011	1,500,000	1,539,237
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,052,875
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,158,346
Citigroup Inc.
5.300%, 10/17/2012	1,000,000	1,029,263
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	505,108
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	996,184
JP Morgan Chase Bank NA
5.875%, 06/13/2016	500,000	520,365
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	507,370
5.400%, 02/15/2017	500,000	505,605

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
John Deere Capital Corp.
5.500%, 04/13/2017	$1,000,000	$1,045,210
Citigroup Inc.
6.000%, 08/15/2017	1,000,000	1,024,869
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	514,219
JP Morgan Chase Bank NA
6.000%, 10/01/2017	500,000	518,541
		18,343,984
Health Care (2.25%)
Abbott Laboratories
3.500%, 02/17/2009	1,000,000	1,003,473
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,191,520
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,210,510
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,032,287
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	532,520
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,191,774
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,087,516
AstraZeneca PLC
5.400%, 09/15/2012	750,000	801,664
Abbott Laboratories
5.150%, 11/30/2012	500,000	533,654
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,072,282
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,058,108
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,025,646
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	3,030,159
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,100,150
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,149,696
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,031,970
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,034,506
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,095,347
AstraZeneca PLC
5.900%, 09/15/2017	750,000	805,950

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Abbott Laboratories
5.600%, 11/30/2017	$500,000	$527,180
		29,515,912
Machinery & Manufacturing (1.77%)
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,076,671
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,187,674
3M Co.
5.125%, 11/06/2009	3,000,000	3,133,227
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,259,959
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,298,347
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,157,568
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	962,118
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,493,596
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,048,415
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,569,873
		23,187,448
Media & Broadcasting (0.83%)
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,053,025
New York Times Co.
4.500%, 03/15/2010	500,000	508,595
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	2,510,925
The Walt Disney Co.
5.700%, 07/15/2011	2,000,000	2,150,346
4.700%, 12/01/2012	1,000,000	1,036,887
New York Times Co.
5.000%, 03/15/2015	500,000	463,082
The Walt Disney Co.
6.000%, 07/17/2017	1,000,000	1,083,332
		10,806,192
Mining & Metals (0.61%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,133,182
BHP Billiton Finance Ltd.
5.125%, 03/29/2012	500,000	510,586
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	1,955,330
BHP Billiton Finance Ltd.
5.400%, 03/29/2017	500,000	488,300

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcoa Inc.
5.720%, 02/23/2019	$2,244,000	$2,195,743
5.870%, 02/23/2022	756,000	730,838
		8,013,979
Oil & Gas (0.84%)
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,046,134
BP Capital Markets PLC
4.875%, 03/15/2010	1,500,000	1,565,058
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,153,604
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	529,448
ConocoPhillips Australia
Funding Co.
5.500%, 04/15/2013	2,000,000	2,154,338
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	531,324
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,043,220
		11,023,126
Retailers (1.49%)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,171,738
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	2,014,536
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,201,837
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,119,472
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,061,861
Target Corp.
5.125%, 01/15/2013	500,000	523,152
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,006,082
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	942,374
Target Corp.
5.875%, 07/15/2016	1,300,000	1,354,990
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,005,152
Target Corp.
5.375%, 05/01/2017	1,500,000	1,506,885
6.000%, 01/15/2018	500,000	525,400
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,071,982
		19,505,461

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (1.21%)
Motorola Inc.
7.625%, 11/15/2010	$3,000,000	$3,174,750
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,547,805
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,123,978
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,180,024
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,169,602
Alltel Corp.
7.000%, 07/01/2012	2,000,000	1,580,000
Verizon Communications
4.350%, 02/15/2013	500,000	501,932
5.500%, 02/15/2018	500,000	501,882
		15,779,973
Transportation (0.16%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,041,581
5.500%, 01/15/2018	1,000,000	1,059,134
	100,000,000	2,100,715
Utilities & Energy (2.51%)
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,036,165
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,243,036
Interstate Power & Light Co.
6.750%, 03/15/2011	2,000,000	2,141,090
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,272,958
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,231,450
Pacificorp
6.900%, 11/15/2011	2,000,000	2,208,632
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,031,155
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,293,499
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,085,658
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,047,264
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,008,828
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,018,822
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,045,179
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	531,287

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
NSTAR Electric Co.
5.625%, 11/15/2017	$1,500,000	$1,573,561
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,025,669
		32,794,253
Total Corporate Bonds
(cost $ 258,247,450)		269,392,098
Foreign Government Bonds (0.21%)
Province of New Brunswick
5.20%, 02/21/2017	2,500,000	2,716,178
Total Foreign Government Bonds
(cost $ 2,491,493)		2,716,178
Government Agency Securities (0.85%) (c)
Federal National Mortgage Association
6.000%, 05/15/2008	10,000,000	10,063,250
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,109,600
Total Government Agency Securities
(cost $ 10,977,881)		11,172,850
U.S. Treasury Obligations (15.36%)
U.S. Treasury Notes
3.125%, 10/15/2008	15,000,000	15,128,910
5.750%, 08/15/2010	5,000,000	5,482,030
5.000%, 08/15/2011	5,000,000	5,495,310
4.875%, 02/15/2012	10,000,000	11,028,120
4.375%, 08/15/2012	6,850,000	7,437,600
3.875%, 02/15/2013	10,000,000	10,638,280
3.625%, 05/15/2013	10,000,000	10,513,280
4.250%, 08/15/2013	10,000,000	10,821,090
4.250%, 11/15/2013	10,000,000	10,825,780
4.000%, 02/15/2014	10,000,000	10,681,250
4.250%, 11/15/2014	20,000,000	21,559,380
4.000%, 02/15/2015	15,000,000	15,898,830
4.125%, 05/15/2015	20,000,000	21,296,880
5.125%, 05/15/2016	20,000,000	22,528,120
4.625%, 02/15/2017	20,000,000	21,762,500
Total U.S. Treasury Obligations
(cost $ 185,690,615)		201,097,360

	Shares	Value
Short-term Investments (0.81%)
JPMorgan Prime Money Market Fund	10,551,834	$10,551,834
Total Short-term Investments
(cost $ 10,551,834)		10,551,834
TOTAL INVESTMENTS (99.40%)
(cost $ 785,792,617)		1,300,982,036
OTHER ASSETS, NET OF LIABILITIES (0.60%)		7,814,669
NET ASSETS (100.00%)		$1,308,796,705

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At February 29, 2008, the fair value of this security amounted to $433,020 or 0.03% of net assets.

(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (79.62%)
U.S. Treasury Notes
5.625%, 05/15/2008	$5,000,000	$5,037,110
3.250%, 08/15/2008	5,000,000	5,032,420
4.750%, 11/15/2008	10,000,000	10,208,590
3.000%, 02/15/2009	5,000,000	5,059,765
3.125%, 04/15/2009	8,000,000	8,140,000
5.500%, 05/15/2009	10,000,000	10,469,530
6.000%, 08/15/2009	11,000,000	11,700,392
6.500%, 02/15/2010	15,000,000	16,387,500
4.000%, 04/15/2010	10,000,000	10,486,720
5.750%, 08/15/2010	10,000,000	10,964,060
5.000%, 02/15/2011	10,000,000	10,903,120
5.000%, 08/15/2011	6,000,000	6,594,372
4.500%, 09/30/2011	10,000,000	10,830,470
4.875%, 02/15/2012	10,000,000	11,028,120
4.500%, 04/30/2012	10,000,000	10,873,440
4.875%, 06/30/2012	10,000,000	11,031,250
3.375%, 11/30/2012	10,000,000	10,400,000
3.875%, 02/15/2013	10,000,000	10,638,280
3.625%, 05/15/2013	10,000,000	10,513,280
4.250%, 08/15/2013	10,000,000	10,821,090
Total U.S. Treasury Obligations
(cost $ 187,715,287)		197,119,509
Short-term Investments (19.78%)
JPMorgan Prime Money
Market Fund	48,965,252	48,965,252
Total Short-term Investments
(cost $ 48,965,252)		48,965,252
TOTAL INVESTMENTS (99.40%)
(cost $ 236,680,539)		246,084,761
OTHER ASSETS, NET OF LIABILITIES (0.60%)		1,487,434
NET ASSETS (100.00%)		$247,572,195

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (98.28%) (b)
Alabama (0.92%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,160,760
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa3	2,000,000	2,096,560
					4,257,320
Alaska (1.88%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (c)	5.625%	09/01/2013	Aaa	1,400,000	1,486,464
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,306,680
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (c)	5.000%	03/01/2015	A1	1,465,000	1,501,273
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Aaa	585,000	553,732
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Aaa	295,000	279,232
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	914,320
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Aaa	645,000	605,300
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Aaa	1,110,000	1,041,680
					8,688,681
Arizona (1.93%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A+	1,000,000	1,014,600
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+	1,200,000	1,266,840
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,722,550
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	947,538
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	Aaa	525,000	537,589
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	2,500,000	2,402,650
					8,891,767
Arkansas (3.19%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,312,000
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,113,060
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1	960,000	960,365
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,023,244
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,299,403
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,110,266
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,153,048

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aaa	$1,800,000	$1,732,068
					14,703,454
California (7.46%)
State of California, Various Purpose, General Obligation Bonds (Prerefunded 02-01-2012 @ 100) (c)	5.000%	02/01/2014	A1	2,600,000	2,763,592
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	Aaa	1,000,000	1,076,240
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aa2	1,515,000	1,614,217
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A1	3,000,000	3,156,930
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003 (Prerefunded to 07-01-2013 @ 100) (c)	5.375%	07/01/2016	Aaa	3,905,000	4,273,398
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A1	3,250,000	3,353,805
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,415,568
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,133,450
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,632,790
State of California, General Obligation Bonds (Prerefunded 12-01-2010 @ 100) (c)	5.000%	12/01/2017	A1	300,000	316,215
Desert Water Agency Financing Corporation (Water System Improvement Project), Series 2007	4.500%	05/01/2021	A3	740,000	664,868
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	A3	770,000	695,826
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aaa	1,160,000	1,130,420
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	3,000,000	2,787,540
Desert Water Agency Financing Corporation (Water System Improvement
Project) Series 2007	4.750%	05/01/2023	A3	810,000	726,124
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A3	1,685,000	1,550,958
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aaa	1,435,000	1,359,175
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	A3	845,000	750,985
					34,402,101
Colorado (4.61%)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (c)	5.500%	12/15/2009	Aa2	2,000,000	2,099,320
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,896,459
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	1,750,000	1,841,560

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	Aaa	$1,250,000	$1,344,125
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2014	Aa3	1,135,000	1,229,580
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2014	Aaa	1,365,000	1,466,788
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aaa	510,000	542,033
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2015	Aa3	1,170,000	1,267,496
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2016	Aaa	1,530,000	1,644,092
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA-	1,905,000	1,936,814
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,017,480
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aaa	600,000	609,234
El Paso County, School District No. 2 Harrison, (El Paso County, Colorado), General Obligation Refunding Bonds, Series 2007	4.250%	12/01/2019	Aaa	1,035,000	997,233
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 2007	4.250%	12/01/2021	Aa2	2,490,000	2,370,206
					21,262,420
Connecticut (1.71%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa3	5,000,000	5,347,050
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	622,782
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	2,000,000	1,916,140
					7,885,972
Delaware (0.48%)
State Of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	2,375,000	2,233,355
Florida (3.82%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,182,210
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,107,680
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aaa	2,025,000	2,014,106
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	Aaa	1,220,000	1,179,569
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	951,890
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	Aaa	1,500,000	1,341,615

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	$3,000,000	$2,850,060
					17,627,130
Georgia (3.72%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	3,774,203
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,169,440
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,229,601
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (c)	5.750%	03/01/2012	Aaa	50,000	54,699
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,343,020
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	4,300,000	4,616,050
					17,187,013
Hawaii (1.20%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (c)	5.400%	09/01/2009	Aaa	2,225,000	2,257,240
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	AA	2,945,000	3,220,947
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (c)	6.375%	03/01/2011	Aa2	55,000	60,219
					5,538,406
Idaho (0.59%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,734,785
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	Aaa	1,000,000	973,790
					2,708,575
Illinois (4.51%)
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (c)	5.000%	12/30/2011	Aa3	2,400,000	2,498,568
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,135,950
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000 (Prerefunded to 12-15-2010 @ 100) (c)	5.000%	12/15/2012	Aaa	2,000,000	2,109,580
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,164,140
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997
(Prerefunded to 10-01-2008 @ 100) (c)	4.900%	10/01/2013	Aaa	345,000	349,965
Community Unit School District Number 200, DuPage County, Illinois (Wheaton- Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (c)	5.050%	02/01/2015	Aaa	2,195,000	2,246,758
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,105,798
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,154,989
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	997,030

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aaa	$1,650,000	$1,651,963
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds, Series B of 2006	4.375%	12/01/2020	Aaa	1,565,000	1,461,428
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	A1	1,000,000	957,400
					20,833,569
Indiana (1.48%)
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,367,152
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,748,990
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,732,466
					6,848,608
Iowa (1.61%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001 (Prerefunded to 06-01-2009 @ 100) (c)	5.000%	06/01/2014	Aaa	3,325,000	3,426,080
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2	990,000	998,633
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aaa	975,000	972,416
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	879,376
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aaa	1,200,000	1,172,664
					7,449,169
Kansas (3.84%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	2,907,961
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,216,440
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,420,000	1,443,359
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aa3	1,000,000	1,011,180
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	A	1,300,000	1,262,664
City of Derby, Kansas, General Obligation Water System Refunding Bonds,
Series A	5.000%	12/01/2017	Aaa	670,000	687,414
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General
Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,037,550
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General
Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa	910,000	954,972
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa2	980,000	963,918
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	949,130
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aaa	890,000	824,478

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	$1,815,000	$1,686,280
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	1,766,140
					17,711,486
Kentucky (2.04%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	A3	2,720,000	2,805,544
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,718,413
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,799,845
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aaa	1,275,000	1,275,842
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aaa	1,865,000	1,808,845
					9,408,489
Louisiana (1.34%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	A2	4,000,000	4,085,360
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Aaa	1,500,000	1,538,895
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa3	580,000	554,944
					6,179,199
Maine (0.92%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1	900,000	875,394
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1	3,515,000	3,361,008
					4,236,402
Maryland (0.94%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	477,648
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,113,998
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	655,000	653,952
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,082,380
					4,327,978
Massachusetts (1.45%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aa2	125,000	135,995
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,193,997
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa2	5,000,000	5,358,650
					6,688,642
Michigan (2.61%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa3	3,140,000	3,277,124

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation - Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (c)	5.550%	05/01/2011	A	$2,500,000	$2,638,425
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax) (Prerefunded to 05-01-2008 @ 100) (c)	4.850%	05/01/2012	Aaa	1,500,000	1,505,715
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,011,830
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,011,140
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2007 Refunding Bonds, (Unlimited Tax General Obligation)	4.375%	05/01/2020	Aa2	685,000	636,529
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation—Unlimited Tax)	4.750%	05/01/2022	Aaa	2,000,000	1,965,500
					12,046,263
Minnesota (0.87%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,045,570
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	965,000	959,963
					4,005,533
Mississippi (1.93%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,181,480
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,202,040
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aaa	1,685,000	1,573,301
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	1,000,000	1,008,220
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa3	475,000	455,658
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa3	525,000	503,622
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa3	500,000	478,905
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa3	550,000	526,796
					8,930,022
Missouri (2.16%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program)	5.450%	03/01/2011	AA+	955,000	1,009,034
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (c)	5.125%	02/01/2016	Aaa	2,050,000	2,192,188
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District) General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aaa	2,000,000	1,984,580
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,560,000	1,494,324

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	$2,000,000	$1,843,840
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,459,176
					9,983,142
Montana (0.11%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA-	490,000	503,142
Nebraska (4.31%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	6,000,000	6,407,700
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	AA	2,500,000	2,661,925
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,091,590
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,167,670
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,142,632
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds,
Series of 2006	4.250%	11/15/2020	Aaa	1,565,000	1,454,480
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AAA	2,120,000	1,955,615
					19,881,612
New Hampshire (1.55%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	535,729
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,737,533
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aaa	2,555,000	2,441,379
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aaa	1,500,000	1,432,350
					7,146,991
New Jersey (2.20%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,621,810
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aaa	1,350,000	1,276,398
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,340,000	1,237,651
					10,135,859
New Mexico (0.60%)
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	Aaa	1,365,000	1,353,944
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	Aaa	1,435,000	1,406,472
					2,760,416
New York (1.41%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,087,400

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	$1,000,000	$991,540
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Aaa	2,000,000	2,070,000
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aaa	695,000	674,345
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aaa	725,000	681,790
					6,505,075
North Carolina (0.79%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2	855,000	834,437
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2007	4.250%	03/01/2021	Aaa	890,000	831,340
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	Aaa	545,000	499,487
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aaa	1,555,000	1,475,213
					3,640,477
North Dakota (0.71%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,012,684
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,277,528
					3,290,212
Ohio (4.19%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,123,780
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,080,420
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 100) (c)	5.250%	12/01/2013	Aa2	2,780,000	2,918,889
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.000%	12/01/2013	Aa1	1,900,000	2,025,039
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999 (Prerefunded 12-01-2009 @ 101) (c)	4.900%	12/01/2015	Aaa	1,970,000	2,066,333
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2016	Aa1	1,140,000	1,208,731
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,391,936
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,513,956
					19,329,084

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (0.65%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	$1,680,000	$1,752,223
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,260,984
					3,013,207
Oregon (3.27%)
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	3,500,000	3,757,460
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	1,880,000	2,018,293
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	3,540,000	3,804,332
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,296,449
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	509,700
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,689,610
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	570,000	553,025
Medford School District No. 549C, Jackson County, Oregon, General Obligation School Bonds, Series 2007B	4.750%	12/15/2023	Aaa	500,000	481,675
					15,110,544
Pennsylvania (2.17%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,100,700
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,093,733
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,124,907
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,074,929
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,184,255
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,033,650
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2021	Aaa	2,500,000	2,395,925
					10,008,099
Rhode Island (0.21%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aaa	1,000,000	967,060
South Carolina (1.63%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,811,612

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	$1,800,000	$1,897,668
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	1,800,000	1,820,106
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	Aaa	1,000,000	996,890
					7,526,276
South Dakota (0.28%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aaa	1,370,000	1,275,196
Tennessee (3.11%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aaa	2,335,000	2,486,705
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,053,090
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	2,911,905
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aaa	2,115,000	2,142,580
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	Aa1	3,000,000	2,739,540
					14,333,820
Texas (3.07%)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,522,807
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,152,190
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2012	Aa1	1,900,000	2,002,163
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,187,481
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	760,560
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 08-01-2009 @ 100) (c)	4.750%	08/01/2015	Aaa	250,000	257,750
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AAA	1,535,000	1,572,347
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aaa	490,000	488,113
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aaa	470,000	462,927
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	Aaa	375,000	379,211
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	Aaa	395,000	395,873
					14,181,422

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (0.79%)
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	$1,300,000	$1,335,984
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aaa	2,375,000	2,333,841
					3,669,825
Vermont (0.27%)
State of Vermont, General Obligation Bonds, 2007 Series D	4.625%	07/15/2024	AA+	1,300,000	1,236,443
Virginia (1.96%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,111,260
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded to 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,100,000	1,149,280
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aaa	1,020,000	1,011,799
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,416,328
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa	2,500,000	2,350,625
					9,039,292
Washington (3.28%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,173,685
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	4,435,000	4,711,256
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	Aa1	65,000	69,152
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,002,190
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,565,733
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,058,823
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	727,285
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,052,460
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	757,353
					15,117,937
West Virginia (0.50%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A1	2,500,000	2,304,725
Wisconsin (3.65%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,639,125
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,196,132
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,234,497
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	1,730,000	1,735,830

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	A3	$2,985,000	$3,208,905
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aaa	545,000	548,030
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aaa	1,000,000	953,080
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aaa	800,000	785,128
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aaa	2,335,000	2,258,879
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aaa	300,000	290,679
					16,850,285
Wyoming (0.36%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA-	1,700,000	1,651,074
Total Long-term Municipal Bonds
(cost $452,504,449)					453,512,769
Short-term Municipal Bonds (0.33%)
Washington (0.33%)
Energy Northwest, Project No. 3, Refunding Electric Revenue Bonds, Series 2003-D (d)	4.000%	07/01/2018	Aaa	1,500,000	1,500,000
Total Short-term Municipal Bonds
(cost $1,499,590)					1,500,000
Short-term Investments (0.22%)
JPMorgan Tax Free Money Market Fund				1,017,130	1,017,130
Total Short-term Investments
(cost $1,017,130)					1,017,130
TOTAL INVESTMENTS (98.83%)
(cost $455,021,169)					456,029,899
OTHER ASSETS, NET OF LIABILITIES (1.17%)					5,401,898
NET ASSETS (100.00%)					$461,431,797

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 18.97% Advanced Refund Bonds, 49.73% General Obligation Bonds and 31.30% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(d)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities
•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s net assets as of February 29, 2008:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund	$3,540,410,405	$—	$—	$3,540,410,405
Balanced Fund	816,170,530	484,811,506	—	1,300,982,036
Interim Fund	48,965,252	197,119,509	—	246,084,761
Municipal Bond Fund	1,017,130	455,012,769	—	456,029,899

The Growth Fund, Balanced Fund, Interim Fund and Municipal Bond Fund have not held any Level 3 securities or other financial instruments at any time during the period ended February 29, 2008.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 29, 2008, there were no commitments for such securities in the Municipal Bond Fund’s portfolio.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of February 29, 2008, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for each Fund were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,496,657,541	$2,059,560,684	$(15,807,820)	$2,043,752,864
Balanced Fund	785,625,632	524,395,652	(9,039,248)	515,356,404
Interim Fund	236,680,539	9,404,222	—	9,404,222
Municipal Bond Fund	455,021,169	9,264,653	(8,255,923)	1,008,730

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 29, 2008. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/S/ EDWARD B. RUST, JR
Edward B. Rust, Jr. President

Date April 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR
Edward B. Rust, Jr. President

Date April 25, 2008

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord Senior Vice President and Treasurer

Date April 25, 2008